Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2023
Computer software	1,040	(528)	512
Land, transmission and water rights	1,071	(182)	889
Other	132	(81)	51
Assets under construction	58	—	58
	2,301	(791)	1,510

2022
Computer software	985	(497)	488
Land, transmission and water rights	1,064	(171)	893
Other	135	(78)	57
Assets under construction	110	—	110
	2,294	(746)	1,548

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2023		2022
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-18	5	3-15	5
Land, transmission and water rights	30-90	52	34-90	53
Other	10-100	14	10-100	14

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2023
Computer software	1,040	(528)	512
Land, transmission and water rights	1,071	(182)	889
Other	132	(81)	51
Assets under construction	58	—	58
	2,301	(791)	1,510

2022
Computer software	985	(497)	488
Land, transmission and water rights	1,064	(171)	893
Other	135	(78)	57
Assets under construction	110	—	110
	2,294	(746)	1,548